Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Entity Registrant Name	Affinia Group Inc.
Entity Central Index Key	0001328654
Entity Filer Category	Non-accelerated Filer